UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑07404

Invesco California Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626‑1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/2023

ITEM 1.	REPORTS TO STOCKHOLDERS.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	August 31, 2023
Invesco California Value Municipal Income Trust
NYSE: VCV

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
15	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
25	Approval of Investment Advisory and Sub‑Advisory Contracts
27	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary Cumulative total returns, 2/28/23 to 8/31/23

Trust at NAV	1.59%
Trust at Market Value	-0.43
S&P Municipal Bond Index▼ (Broad Market Index)	1.22
S&P Municipal Bond California 5+ Year Investment Grade Index▼ (Style-Specific Index)	1.26
Lipper Closed‑End California Municipal Debt Funds Index∎ (Peer Group Index)	0.66
Market Price Discount to NAV as of 8/31/23	-14.09

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month‑end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Trust is a closed‑end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
The S&P Municipal Bond California 5+ Year Investment Grade Index tracks the performance of investment-grade, California-issued US municipal bonds with maturities equal to or greater than five years.
The Lipper Closed‑End California Municipal Debt Funds Index is an unmanaged index considered representative of closed‑end California municipal debt funds tracked by Lipper.
The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program
In September 2023, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20‑day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

Portfolio Manager Update

The following individuals are jointly and primarily responsible for the day‑to‑day management of Invesco California Value Municipal Income Trust and Invesco Trust for Investment Grade New York Municipals’ portfolio:	∎ Mark Paris ∎ Michael Camarella ∎ Jack Connelly ∎ Scott Cottier	∎ Mark DeMitry ∎ Tim O’Reilly ∎ John Schorle ∎ Julius Williams

2	Invesco California Value Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed‑end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed‑end.
∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed‑end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed‑End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed‑end or by writing to Invesco Closed‑End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your non‑certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format.

You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply. The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed‑end.

3	Invesco California Value Municipal Income Trust

Schedule of Investments
August 31, 2023
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–166.29%(a)
California–161.19%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$2,000	$2,000,497

Alameda (City of), CA Community Facilities District (Green Bonds);
Series 2023, RB	5.00%	09/01/2048	750	691,263

Series 2023, RB	5.00%	09/01/2053	1,175	1,071,210

Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(b)(c)	5.45%	10/01/2052	2,000	1,033,066

Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2035	1,120	714,206

Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2036	1,805	1,088,617

Anaheim (City of), CA School District (Election of 2002); Series 2007, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2024	4,970	4,812,196

Beaumont Unified School District Community Facilities District No. 2020‑1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2048	660	648,917

Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(d)	0.00%	08/01/2026	1,245	1,130,226

Series 2009, GO Bonds(d)	0.00%	08/01/2028	3,000	2,551,065

Series 2009, GO Bonds(d)	0.00%	08/01/2031	2,010	1,528,265

Series 2009, GO Bonds(d)	0.00%	08/01/2032	430	314,055

California (State of);
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	5,000	5,009,832

Series 2020, GO Bonds	4.00%	03/01/2046	2,000	1,984,453

Series 2022, Ref. GO Bonds	5.00%	11/01/2042	2,630	2,904,120

California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023, RB(e)	5.00%	08/01/2029	1,400	1,455,731

Series 2023, RB(e)	5.00%	03/01/2031	4,750	4,978,091

California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,343,661

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(f)	5.00%	04/01/2049	4,145	3,422,970

California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(f)	5.00%	02/01/2050	1,500	1,183,008

California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(f)	5.00%	08/01/2049	2,640	2,421,878

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(d)	0.00%	06/01/2055	22,950	2,060,752

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	577,927

Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	907,162

Series 2020 A, Ref. RB	4.00%	06/01/2049	290	263,077

Series 2020 B‑1, Ref. RB	5.00%	06/01/2049	270	272,872

Series 2020 B‑2, Ref. RB(d)	0.00%	06/01/2055	10,000	1,644,063

California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,165	1,147,840

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	335,650

Series 2020, Ref. RB	5.00%	06/01/2049	875	884,891

Series 2020, Ref. RB(d)	0.00%	06/01/2055	2,950	621,054

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(d)	0.00%	06/01/2046	10,000	2,456,527

California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,514,360

California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,199,404

California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,354,845

California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,400	1,358,699

California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(f)	6.25%	06/01/2053	915	887,279

California (State of) Health Facilities Financing Authority (Cedars Sinai Health System);
Series 2021 A, Ref. RB(g)	4.00%	08/15/2048	22,610	21,986,588

Series 2021, Ref. RB	5.00%	08/15/2051	7,950	8,450,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	$3,285	$3,287,553

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	8,690	7,660,623

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	7,000	7,645,618

California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	1,090	1,028,220

California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,124,520

California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	2,000	2,006,637

California (State of) Health Facilities Financing Authority (Sustainability Bonds) (California Science Center Phase III); Series 2021 B, RB	4.00%	05/01/2051	2,865	2,594,861

California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB	5.00%	11/15/2046	2,915	2,981,400

California (State of) Housing Finance Agency;
Series 2019 A, RB	4.25%	01/15/2035	3,104	3,028,466

Series 2019 A-2, RB	4.00%	03/20/2033	3,453	3,333,908

Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	1,537	1,414,851

California (State of) Housing Finance Agency (Social Certificates); Series 2021 A, RB	3.25%	08/20/2036	3,893	3,474,631

California (State of) Municipal Finance Authority; Series 2020 A, RB	4.00%	09/01/2040	1,450	1,299,503

California (State of) Municipal Finance Authority (Aldersly); Series 2023 A, RB (INS - Cal-Mortgage)(c)	5.00%	05/15/2053	8,145	8,457,256

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,250	2,146,082

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(f)	5.00%	06/01/2038	560	529,222

Series 2018 A, RB(f)	5.00%	06/01/2048	2,270	2,019,177

California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	315	280,404

Series 2020 B, RB	4.00%	09/01/2050	455	384,923

Series 2021 A, RB	4.00%	09/01/2046	1,095	924,753

Series 2021 C, RB	4.00%	09/01/2046	1,300	1,119,871

Series 2021 C, RB	4.00%	09/01/2051	1,800	1,500,605

Series 2022 B, Ref. RB	6.00%	09/01/2052	840	843,604

Series 2022 B, Ref. RB	6.30%	09/01/2052	335	342,191

Series 2022 C, RB	6.25%	09/01/2052	1,000	984,525

California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(f)	5.00%	11/01/2046	1,200	1,136,908

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2049	3,700	3,719,942

Series 2014 B, RB	5.88%	08/15/2049	295	295,510

California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	1,826,050

Series 2021 B, Ref. RB	4.00%	08/15/2056	995	818,424

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	3,350	3,368,010

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2049	2,840	2,905,541

California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	375	380,086

Series 2017 A, Ref. RB	5.00%	02/01/2047	3,620	3,657,833

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,494,264

California (State of) Municipal Finance Authority (Greenfield Commons I) (Sustainable Bonds)); Series 2023, RB (CEP - FNMA)	5.28%	09/01/2046	1,050	1,062,108

California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,342,095

Series 2021, RB	4.00%	10/01/2046	420	375,961

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(h)	5.00%	12/31/2043	3,995	3,997,189

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,066,975

California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(f)	5.00%	07/01/2049	1,200	1,081,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(c)	5.25%	11/01/2052	$2,100	$2,243,392

California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	4,000	4,224,328

California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2062	3,810	3,284,180

California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2025	500	509,316

Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2052	2,375	2,424,571

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	7,120	7,031,839

California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,178,038

California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB(f)	5.00%	08/01/2039	500	457,812

Series 2019, Ref. RB(f)	5.00%	08/01/2048	2,700	2,318,900

California (State of) Pollution Control Financing Authority;
Series 2012, RB(f)(h)	5.00%	07/01/2027	1,710	1,715,797

Series 2012, RB(f)(h)	5.00%	07/01/2037	6,000	5,999,155

Series 2012, RB(f)(h)	5.00%	11/21/2045	2,000	1,952,664

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(f)	5.13%	07/01/2055	2,000	1,563,691

California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(f)	5.00%	11/15/2056	1,235	1,061,125

California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	2,664,763

California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A‑C, RB(f)	10.00%	05/15/2028	1,100	1,084,043

California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2046	10,000	9,549,864

California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,001,308

Series 2015, RB(f)	5.00%	07/01/2045	2,635	2,608,721

California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(f)	6.13%	07/01/2052	1,455	1,424,974

Series 2022 A, RB(f)	6.25%	07/01/2062	1,810	1,765,990

California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(f)	5.00%	08/01/2045	600	587,803

Series 2016, Ref. RB(e)(f)(i)	5.00%	08/01/2025	130	134,300

Series 2016, Ref. RB(f)	5.00%	08/01/2046	1,370	1,336,548

California (State of) School Finance Authority (Classical Academies Oceanside);
Series 2020 A, RB(f)	5.00%	10/01/2050	1,000	939,124

Series 2022 A, Ref. RB(f)	5.00%	10/01/2061	2,100	1,914,498

California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(f)	5.00%	07/01/2054	1,900	1,808,121

California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, RB(f)	5.00%	08/01/2048	1,750	1,661,594

California (State of) School Finance Authority (Hawking Steam Charter School); Series 2022, RB(f)	5.50%	07/01/2062	775	736,913

California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB(f)	5.00%	07/01/2034	600	605,569

Series 2014 A, RB(f)	5.13%	07/01/2044	750	752,294

Series 2015 A, RB(f)	5.00%	07/01/2045	1,150	1,152,586

California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(f)	5.00%	07/01/2039	750	765,124

California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB	5.25%	06/01/2032	2,860	2,861,041

Series 2012 A, RB	5.50%	06/01/2042	450	449,965

California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(f)	5.63%	06/01/2043	560	552,074

California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	650	665,392

Series 2017, RB	5.00%	09/02/2046	715	720,317

Series 2020 B, RB	4.00%	09/02/2050	185	148,894

Series 2020, RB	4.00%	09/01/2040	175	156,092

Series 2020, RB	4.00%	09/01/2050	360	296,278

Series 2020, RB	5.00%	09/02/2050	805	803,625

California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	1,730	1,776,356

Series 2015, Ref. RB	5.00%	03/01/2045	5,585	5,609,672

California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	6.38%	07/01/2047	2,060	2,061,749

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	$2,000	$1,808,266

California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB(f)	6.38%	11/01/2043	4,035	4,044,028

Series 2017 A, Ref. RB(f)	5.00%	11/01/2041	1,000	974,322

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015‑1);
Series 2020, RB	4.00%	09/01/2050	625	514,372

Series 2020, RB	4.00%	09/01/2050	585	477,808

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016‑02); Series 2020, RB	4.00%	09/01/2050	1,035	851,800

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020‑02); Series 2022, RB	5.13%	09/01/2042	500	494,916

California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	2,000	1,974,981

California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2045	2,000	1,838,931

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(c)	5.38%	08/15/2057	1,680	1,812,835

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,500	1,491,105

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2047	4,580	4,627,957

California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	200	177,800

Series 2021, RB	4.00%	09/01/2051	380	312,397

California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,270,643

Series 2018 A, Ref. RB	5.00%	12/01/2057	1,715	1,748,277

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(f)	5.00%	06/01/2046	2,000	1,844,163

Series 2019, RB(f)	5.00%	06/01/2039	375	358,816

Series 2019, RB(f)	5.00%	06/01/2051	1,145	1,038,285

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,494,285

California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2048	1,005	1,013,482

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);

Series 2019, RB(f)	5.25%	07/01/2039	910	883,287

Series 2019, RB(f)	5.25%	07/01/2049	2,500	2,351,871

California (State of) Statewide Communities Development Authority (Sheldon Farms); Series 2023, RB	5.00%	09/01/2053	1,000	921,398

California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2023, RB	5.25%	09/02/2043	375	368,827

Series 2023, RB	5.25%	09/01/2051	1,000	970,674

Series 2023, RB	5.25%	09/02/2053	1,000	928,868

Series 2023, RB	5.50%	09/02/2053	625	616,818

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV‑A - CHF‑Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	4,500	4,520,751

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(d)	0.00%	06/01/2046	17,000	4,112,150

California State University; Series 2017 A, Ref. RB(g)(j)	5.00%	11/01/2047	10,000	10,394,724

Calimesa (City of), CA Community Facilities District No. 2018‑1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	260	224,754

Series 2020, RB	4.00%	09/01/2050	250	207,007

Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	3,665	3,653,247

Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	75	66,501

Series 2020, RB	4.00%	09/01/2051	295	239,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
Chino (City of), CA Community Facilities District No. 2003‑3 (Improvement Area No. 8);
Series 2021, RB	4.00%	09/01/2046	$1,000	$838,591

Series 2021, RB	4.00%	09/01/2051	1,250	1,015,005

Chula Vista (City of), CA Community Facilities District No. 16‑1 (Improvement Area No. 2); Series 2021, RB	4.00%	09/01/2051	300	247,395

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2029	625	505,850

Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,707,903

Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	115	99,231

Series 2020, RB	4.00%	09/01/2045	190	158,345

Series 2020, RB	4.00%	09/01/2050	420	340,822

Corona-Norco Unified School District (Community Facilities District No. 17‑1); Series 2020, RB	4.00%	09/01/2050	150	122,124

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,725	1,671,632

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(d)	0.00%	08/01/2039	4,420	2,215,567

Series 2009, GO Bonds(d)	0.00%	08/01/2048	2,860	850,318

Eastern Municipal Water District (Community Facilities District No. 2012‑61);
Series 2020, RB	4.00%	09/01/2027	95	94,502

Series 2020, RB	4.00%	09/01/2028	95	94,485

Series 2020, RB	4.00%	09/01/2050	350	289,368

Eastern Municipal Water District (Community Facilities District No. 2016‑75); Series 2021, RB	4.00%	09/01/2050	155	127,759

El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	3,000	2,938,249

El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)	0.00%	08/01/2031	2,735	2,050,637

Series 2009 A, GO Bonds(d)	0.00%	08/01/2033	615	424,024

Elsinore Valley Municipal Water District; Series 2021 A, RB(f)	4.50%	09/01/2051	990	822,936

Etiwanda School District (Election of 2016); Series 2020 A, GO Bonds	4.00%	08/01/2049	3,000	2,884,882

Etiwanda School District Community Facilities District No. 2018‑1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	215	175,914

Series 2020, RB	4.00%	09/01/2050	295	234,346

Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1); Series 2022, RB	5.00%	09/01/2052	2,860	2,738,694

Fontana (City of), CA (Community Facilities District No. 99); Series 2023, RB	5.00%	09/01/2053	500	486,342

Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	220	188,603

Series 2020, RB	4.00%	09/01/2050	265	219,427

Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,009,177

Fontana (City of), CA Community Facilities District No. 89 (Belrose); Series 2020, RB	4.00%	09/01/2045	1,000	857,286

Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(d)(i)	0.00%	01/01/2027	2,950	2,659,391

Series 2015, Ref. RB (INS - AGM)(c)(d)	0.00%	01/15/2035	6,245	3,959,405

Series 2021 A, Ref. RB	4.00%	01/15/2046	1,000	938,926

Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	1,913,213

Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,102,626

Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(c)(h)	5.00%	07/01/2053	3,290	3,387,507

Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	760	760,500

Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)(i)	0.00%	08/01/2029	85	71,194

Series 2009 A, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2029	665	537,289

Glendale Community College District; Series 2020 B, GO Bonds(d)	0.00%	02/01/2045	1,285	460,822

Golden State Tobacco Securitization Corp.; Series 2021 B‑2, Ref. RB(d)	0.00%	06/01/2066	14,000	1,392,209

Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2024	3,000	2,903,713

Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGM)(c)	4.13%	08/01/2055	4,330	4,035,178

Independent Cities Finance Authority;
Series 2021, RB (INS - AGM)(c)(f)	4.00%	06/01/2046	1,825	1,736,751

Series 2021, RB (INS - AGM)(c)(f)	4.00%	06/01/2051	1,250	1,169,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
Inland Empire Tobacco Securitization Corp.;
Series 2007 C‑1, RB(d)	0.00%	06/01/2036	$15,000	$6,539,250

Series 2007 C‑2, RB(d)	0.00%	06/01/2047	35,000	7,238,882

Irvine (City of), CA (Reassessment District No. 12‑1); Series 2012, RB	5.00%	09/02/2025	500	504,064

Irvine (City of), CA (Reassessment District No. 13‑1);
Series 2013, RB	5.00%	09/02/2025	355	357,816

Series 2013, RB	5.00%	09/02/2026	400	403,421

Series 2013, RB	5.00%	09/02/2027	325	327,919

Series 2013, RB	5.00%	09/02/2028	350	353,233

Series 2013, RB	5.00%	09/02/2029	705	711,541

Irvine (City of), CA Community Facilities District No. 2013‑3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	1,055	1,058,494

Series 2014, RB	5.00%	09/01/2049	1,055	1,057,544

Irvine Unified School District (Community Facilities District No. 01‑1); Series 2015, Ref. RB (INS - BAM)(c)	5.00%	09/01/2038	1,500	1,529,185

Irvine Unified School District (Community Facilities District No. 09‑1);
Series 2017 B, RB	5.00%	09/01/2047	500	503,639

Series 2018 A, Ref. RB	5.00%	09/01/2049	1,565	1,574,155

Series 2019 A, RB (INS - BAM)(c)	4.00%	09/01/2054	995	926,368

Jurupa Community Services District;
Series 2020 A, RB	4.00%	09/01/2043	300	258,756

Series 2020 A, RB	4.00%	09/01/2050	525	430,760

Series 2021 A, RB	4.00%	09/01/2045	290	244,869

Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2050	300	243,044

Lake Elsinore Unified School District Community Facilities District No. 2006‑2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,370,088

Lake Elsniore (City of), CA Community Facilities District No. 2006‑1;
Series 2021, RB	4.00%	09/01/2046	110	92,898

Series 2021, RB	4.00%	09/01/2051	120	98,347

Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2045	135	113,908

Series 2020, RB	4.00%	09/01/2049	320	263,200

Lincoln (City of), CA Community Facilities District No. 2006‑1 (Improvement Area No. 1); Series 2021, Ref. RB	4.00%	09/01/2036	235	223,121

Lincoln (City of), CA Community Facilities District No. 2019‑1; Series 2022, RB	5.00%	09/01/2052	2,000	1,873,021

Long Beach (City of), CA; Series 2015, RB	5.00%	05/15/2026	1,000	1,010,847

Long Beach (City of), CA (Alamitos Bay Marina); Series 2015, RB	5.00%	05/15/2045	4,185	4,189,029

Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,022,179

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	1,580,410

Long Beach Unified School District; Series 2012, Ref. GO Bonds	5.00%	08/01/2031	11,625	11,638,346

Los Alamitos Unified School District; Series 2013, GO Bonds(b)	6.01%	08/01/2040	3,340	3,257,924

Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,372,959

Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	985	1,007,023

Series 2014, Ref. RB	5.00%	09/01/2030	985	1,007,560

Los Angeles (City of), CA Department of Airports;
Series 2017 A, RB(h)	5.00%	05/15/2047	2,000	2,028,988

Series 2022, RB(g)(h)	5.25%	05/15/2047	8,000	8,430,864

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022, RB(h)	4.00%	05/15/2042	3,225	3,085,443

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(h)	5.00%	05/15/2048	1,625	1,662,866

Series 2020 C, RB(h)	5.00%	05/15/2045	5,000	5,155,753

Series 2022, Ref. RB(h)	5.00%	05/15/2045	1,000	1,038,825

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds); Series 2023, Ref. RB(h)	5.25%	05/15/2048	3,000	3,172,624

Los Angeles (County of), CA Community Facilities District No. 2021‑01 (Valencia Facilities); Series 2022, RB	5.00%	09/01/2052	1,000	960,448

Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2021 F, RB(g)	4.00%	12/01/2046	15,880	15,528,271

Los Angeles County Facilities, Inc.; Series 2022, RB(g)	4.00%	12/01/2048	25,000	24,247,535

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(c)(d)	0.00%	08/01/2026	$1,200	$1,064,800

Madera (County of), CA Community Facilities District No. 2017‑1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	706,207

Series 2020, RB	4.00%	09/01/2051	1,470	1,175,079

Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2020 A, RB	4.00%	09/01/2040	300	267,905

Series 2020 B, RB	4.00%	09/01/2040	300	258,864

Martinez Unified School District (Election of 2016); Series 2021, GO Bonds (INS - AGM)(c)	4.00%	08/01/2051	8,605	8,262,727

Menifee Union School District (Community Facilities District No. 2006‑2); Series 2020, Ref. RB	4.00%	09/01/2045	295	252,201

Menifee Union School District (Community Facilities District No. 2014‑3); Series 2019, RB	5.00%	09/01/2049	1,600	1,586,926

Menifee Union School District (Community Facilities District No. 2018‑2); Series 2019, RB	5.00%	09/01/2049	1,035	1,029,507

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2034	850	567,179

Modesto (City of), CA (Community Center Refinancing); Series 1993 A, COP (INS - AMBAC)(c)	5.00%	11/01/2023	660	660,213

Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2031	2,000	1,478,753

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(c)(d)	0.00%	08/01/2029	1,250	1,018,769

Moreno Valley Unified School District (Community Facilities District No. 2015‑2);
Series 2019, RB	5.00%	09/01/2044	435	439,147

Series 2019, RB	5.00%	09/01/2048	485	487,551

Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2050	970	915,318

Series 2020 B, RB (INS - BAM)(c)	4.00%	12/01/2043	1,165	1,124,921

Series 2023, RB (INS - BAM)(c)	4.25%	12/01/2052	2,500	2,430,155

M‑S‑R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	895	951,460

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(b)	6.25%	08/01/2043	4,000	3,631,320

Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM)(c)(d)	0.00%	09/01/2031	6,670	5,035,717

North Orange County Community College District; Series 2022 C, GO Bonds(g)(j)	4.00%	08/01/2047	10,000	9,795,557

Norwalk‑La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2029	6,000	4,878,753

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2028	670	564,269

Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2045	300	254,712

Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	120	101,839

Series 2020, RB	4.00%	09/01/2051	460	370,158

Orange (County of), CA Community Facilities District (Village of Esencia); Series 2020, RB	4.00%	08/15/2045	355	304,386

Orange (County of), CA Community Facilities District No. 2015‑1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	275,352

Series 2015 A, RB	5.25%	08/15/2045	3,555	3,593,749

Orange (County of), CA Community Facilities District No. 2016‑1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,025,792

Orange (County of), CA Community Facilities District No. 2021‑1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,200	2,177,487

Palm Desert (City of), CA (University Park);
Series 2021, Ref. RB	4.00%	09/01/2041	450	396,613

Series 2021, Ref. RB	4.00%	09/01/2051	650	533,537

Palomar Community College District (Election of 2006); Series 2010, GO Bonds(b)	6.38%	08/01/2045	6,670	5,651,081

Palomar Health; Series 2017, COP	4.00%	11/01/2047	1,240	1,014,843

Placer (County of), CA Community Facilities District; Series 2021, RB	3.00%	09/01/2041	1,920	1,333,854

Placer (County of), CA Community Facilities District (Riolo Vineyard Specific Plan); Series 2023, RB	5.00%	09/01/2053	970	893,756

Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	07/01/2049	8,440	2,209,093

Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(c)	4.00%	09/01/2050	2,500	2,301,541

Rancho Cordova (City of), CA (Community Facilities District No. 2014‑1); Series 2022, RB	5.00%	09/01/2051	1,200	1,172,504

Redlands Unified School District (Community Facilities District No. 2006‑1); Series 2020, RB	4.00%	09/01/2050	400	330,706

Regents of the University of California Medical Center;
Series 2016 L, Ref. RB(g)(j)	5.00%	05/15/2047	10,000	10,267,851

Series 2022-XF1340, RB(g)(j)	4.00%	05/15/2053	20,000	19,268,996

River Islands Public Financing Authority; Series 2022 A‑1, Ref. RB (INS - AGM)(c)	5.25%	09/01/2052	1,400	1,514,723

Riverside (County of), CA Community Facilities District No. 07‑2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	2,775,135

Series 2015, RB	5.00%	09/01/2044	1,500	1,505,256

Riverside (County of), CA Transportation Commission; Series 2021 B‑1, Ref. RB	4.00%	06/01/2046	2,705	2,519,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	$125	$106,423

Series 2020, RB	4.00%	09/01/2050	265	217,762

Riverside Unified School District (Community Facilities District No. 33); Series 2021, RB	4.00%	09/01/2045	425	359,714

Romoland School District Community Facilities No. 2004‑1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,671,689

Root Creek Water District Community Facilities District No. 2016‑1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	468,394

Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	385,779

Series 2020, RB	4.00%	09/01/2050	1,000	829,292

Series 2020, RB	5.00%	09/01/2050	1,520	1,499,689

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	129,128

Series 2020, RB	4.00%	09/01/2050	200	166,366

Roseville (City of), CA Community Facilities District No. 1 (Improvement Area No. 2); Series 2023, RB	5.25%	09/01/2053	500	483,845

Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	3,000	3,105,330

Sacramento (County of), CA; Series 2018 C, Ref. RB(h)	5.00%	07/01/2039	3,315	3,409,081

Salinas (City of), CA Community Facilities District No. 2016‑1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	185	164,230

Series 2020, RB	4.00%	09/01/2045	380	318,650

Series 2020, RB	4.00%	09/01/2050	225	182,283

San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	815	816,865

San Diego (County of), CA Regional Airport Authority;
Series 2019 B, Ref. RB(h)	4.00%	07/01/2044	1,000	910,996

Series 2021 A, RB	5.00%	07/01/2051	3,000	3,177,820

Series 2021 B, RB(h)	5.00%	07/01/2046	5,000	5,125,541

Series 2021 B, RB(h)	4.00%	07/01/2056	2,000	1,727,847

Series 2021 B, RB(h)	5.00%	07/01/2056	2,000	2,028,251

Series 2022-XX1215, RB(g)(h)	5.00%	07/01/2051	10,000	10,190,205

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(h)	5.00%	05/01/2052	6,775	6,952,867

Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,000	9,309,142

Series 2019 A, RB(h)	5.00%	05/01/2044	4,000	4,110,151

Series 2019 A, RB(h)	5.00%	05/01/2049	3,500	3,574,613

Series 2019 E, RB(h)	4.00%	05/01/2050	2,000	1,799,163

Series 2019 E, RB(h)	5.00%	05/01/2050	2,000	2,041,159

Series 2019 E, RB(g)(h)	5.00%	05/01/2050	10,000	10,205,796

San Francisco (City & County of), CA Community Facilities District No. 2016‑1;
Series 2020, RB	4.00%	09/01/2042	225	197,870

Series 2020, RB	4.00%	09/01/2050	425	351,911

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,555	1,558,435

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	223,557

Series 2014 A, RB	5.00%	08/01/2028	370	376,372

Series 2014 A, RB	5.00%	08/01/2029	450	457,801

Series 2014 A, RB	5.00%	08/01/2032	785	799,199

Series 2014 A, RB	5.00%	08/01/2033	375	381,959

Series 2014 A, RB	5.00%	08/01/2043	1,000	1,015,342

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	1,635	1,646,870

San Francisco (City of), CA Bay Area Rapid Transit District; Series 2022-XF1331, GO Bonds(g)	4.25%	08/01/2052	10,000	9,939,321

San Joaquin Hills Transportation Corridor Agency; Series 2021 A, Ref. RB	4.00%	01/15/2044	3,227	3,061,594

San Jose (City of), CA; Series 2017 A, Ref. RB(h)	5.00%	03/01/2047	8,395	8,465,132

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(c)(d)	0.00%	09/01/2032	1,000	725,299

San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(c)	5.00%	08/01/2030	2,500	2,503,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
San Marcos Unified School District;
Series 2021, RB	4.00%	09/01/2044	$550	$463,077

Series 2021, RB	4.00%	09/01/2051	1,000	804,691

San Pablo (County of), CA Joint Powers Financing Authority; Series 2022, Ref. RB (INS - AGM)(c)	4.00%	11/01/2052	6,000	5,683,352

Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGM)(c)(d)	0.00%	04/01/2036	1,000	575,953

Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	1,854,937

Santa Margarita Water District Community Facilities District No. 2013‑1 (Village of Sendero);
Series 2013, RB(e)(i)	5.63%	09/01/2023	2,880	2,880,000

Series 2013, RB(e)(i)	5.63%	09/01/2023	1,915	1,915,000

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(d)	0.00%	06/01/2036	8,000	3,876,028

Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2028	1,520	1,275,820

Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2029	5,000	4,035,081

Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2030	1,210	937,649

South San Francisco (City of), CA (Community Facilities District No. 2021‑01); Series 2022, RB	4.00%	09/01/2044	1,000	868,250

South Tahoe Joint Powers Financing Authority; Series 2023 A, RB	5.25%	10/01/2053	4,000	4,390,050

Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	700	665,318

Sweetwater Union High School District; Series 2016, Ref. GO Bonds (INS - BAM)(c)	4.00%	08/01/2047	2,505	2,380,975

Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008‑1 - Tejon Industrial Complex Public Improvements); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,501,132

Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	416,048

Series 2021, RB	4.00%	09/01/2051	930	750,855

Tender Option Bond Trust Receipts/Certificates;
Series 2023, RB(g)(h)(j)	5.25%	05/15/2048	10,000	10,275,270

Series 2023, RB(g)(j)	4.00%	07/15/2052	13,565	13,033,903

Three Rivers Levee Improvement Authority (Community Facilities District No. 2006‑1);
Series 2021, Ref. RB	4.00%	09/01/2046	1,290	1,025,954

Series 2021, Ref. RB	4.00%	09/01/2051	2,500	1,936,329

Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(d)	0.00%	08/01/2034	1,400	818,226

Tracy (City of), CA Community Facilities District; Series 2022, RB	5.00%	09/01/2052	1,645	1,611,061

Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	5,000	5,051,244

Series 2020 A, RB	5.00%	10/01/2049	3,090	3,102,452

Series 2020 B, RB	5.00%	10/01/2034	300	312,683

Series 2020 B, RB	5.00%	10/01/2038	300	303,758

University of California; Series 2022-XF2989, RB(g)	4.00%	05/15/2047	7,600	7,496,279

University of California (Limited); Series 2018 O, Ref. RB(g)	5.00%	05/15/2058	10,000	10,488,865

West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2025	5,000	4,662,624

West Patterson Financing Authority (Community Facilities District No. 2018‑1);
Series 2021, RB	4.00%	09/01/2041	375	323,502

Series 2021, RB	4.00%	09/01/2046	550	456,936

Series 2021, RB	4.00%	09/01/2051	765	615,589

West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2049	1,000	1,005,810

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2032	9,370	6,766,106

Woodland (City of), CA Community Facilities District 2004‑1; Series 2019, RB	5.00%	09/01/2048	1,605	1,613,440

				833,197,685

Puerto Rico–2.48%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,635	1,635,191

Series 2002, RB	5.63%	05/15/2043	675	678,389

Series 2005 A, RB(d)	0.00%	05/15/2050	4,325	784,162

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2030	1,150	1,132,947

Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	2,000	1,967,781

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A‑1, RB(d)	0.00%	07/01/2031	$1,500	$1,072,285

Series 2018 A‑1, RB(d)	0.00%	07/01/2046	10,000	2,785,282

Series 2018 A‑1, RB(d)	0.00%	07/01/2051	13,280	2,744,810

				12,800,847

Guam–1.94%
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(e)(h)(i)	6.38%	10/01/2023	1,560	1,562,861

Series 2013 C, RB(e)(h)(i)	6.38%	10/01/2023	1,440	1,442,641

Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	3,675	3,696,659

Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	1,800	1,808,773

Series 2020 A, RB	5.00%	01/01/2050	1,540	1,532,838

				10,043,772

Virgin Islands–0.68%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	1,720	1,506,347

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(f)	5.00%	09/01/2030	2,000	2,020,026

				3,526,373

TOTAL INVESTMENTS IN SECURITIES(k)–166.29% (Cost $883,324,106)				859,568,677

FLOATING RATE NOTE OBLIGATIONS–(25.27)%
Notes with interest and fee rates ranging from 4.59% to 4.88% at 08/31/2023 and contractual maturities of collateral ranging from 12/01/2046 to 05/15/2058 (See Note 1J)(l)				(130,600,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.29)%				(208,246,565)

OTHER ASSETS LESS LIABILITIES–(0.73)%				(3,827,059)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$516,895,053

Investment Abbreviations:

AGC - Assured Guaranty Corp.
AGM - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAM - Build America Mutual Assurance Co.
CEP - Credit Enhancement Provider
COP - Certificates of Participation
Ctfs. - Certificates
FNMA - Federal National Mortgage Association
GO - General Obligation
INS - Insurer
NATL - National Public Finance Guarantee Corp.
RB - Revenue Bonds
Ref. - Refunding
RN - Revenue Notes

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $64,825,308, which represented 12.54% of the Trust’s Net Assets.

(g)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(h)	Security subject to the alternative minimum tax.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $45,710,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	6.25%

(l)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2023. At August 31, 2023, the Trust’s investments with a value of $191,550,025 are held by TOB Trusts and serve as collateral for the $130,600,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2023

Revenue Bonds	83.18%

General Obligation Bonds	15.58

Pre‑Refunded Bonds	1.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco California Value Municipal Income Trust

Statement of Assets and Liabilities
August 31, 2023
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $883,324,106)	$859,568,677

Receivable for:
Investments sold	4,438,901

Interest	8,570,460

Investment for trustee deferred compensation and retirement plans	39,328

Total assets	872,617,366

Liabilities:
Floating rate note obligations	130,600,000

Variable rate muni term preferred shares ($0.01 par value, 2,083 shares issued with liquidation preference of $100,000 per share)	208,246,565

Payable for:
Investments purchased	1,437,934

Dividends	28,005

Amount due custodian	14,320,352

Accrued fees to affiliates	40,666

Accrued interest expense	803,819

Accrued trustees’ and officers’ fees and benefits	1,350

Accrued other operating expenses	122,225

Trustee deferred compensation and retirement plans	121,397

Total liabilities	355,722,313

Net assets applicable to common shares	$516,895,053

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$579,086,425

Distributable earnings (loss)	(62,191,372)

$516,895,053

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	47,890,525

Net asset value per common share	$10.79

Market value per common share	$9.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco California Value Municipal Income Trust

Statement of Operations
For the six months ended August 31, 2023
(Unaudited)

Investment income:
Interest	$19,851,497

Expenses:
Advisory fees	2,438,614

Administrative services fees	39,531

Custodian fees	3,986

Interest, facilities and maintenance fees	7,866,209

Transfer agent fees	10,100

Trustees’ and officers’ fees and benefits	10,313

Registration and filing fees	21,043

Reports to shareholders	12,271

Professional services fees	53,351

Other	(3,869)

Total expenses	10,451,549

Net investment income	9,399,948

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(3,803,883)

Change in net unrealized appreciation of unaffiliated investment securities	1,502,702

Net realized and unrealized gain (loss)	(2,301,181)

Net increase in net assets resulting from operations applicable to common shares	$7,098,767

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco California Value Municipal Income Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2023 and the year ended February 28, 2023
(Unaudited)

	August 31,	February 28,
	2023	2023

Operations:
Net investment income	$9,399,948	$22,617,919

Net realized gain (loss)	(3,803,883)	(21,257,481)

Change in net unrealized appreciation (depreciation)	1,502,702	(73,969,034)

Net increase (decrease) in net assets resulting from operations applicable to common shares	7,098,767	(72,608,596)

Distributions to common shareholders from distributable earnings	(9,908,550)	(22,147,784)

Return of capital applicable to common shares	–	(1,663,402)

Total distributions	(9,908,550)	(23,811,186)

Net increase (decrease) in net assets applicable to common shares	(2,809,783)	(96,419,782)

Net assets applicable to common shares:
Beginning of period	519,704,836	616,124,618

End of period	$516,895,053	$519,704,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco California Value Municipal Income Trust

Statement of Cash Flows
For the six months ended August 31, 2023
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$7,098,767

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(65,436,464)

Proceeds from sales of investments	85,320,699

Purchases of short-term investments, net	(14,165,014)

Amortization of premium on investment securities	1,800,404

Accretion of discount on investment securities	(3,095,255)

Net realized loss from investment securities	3,803,883

Net change in unrealized appreciation on investment securities	(1,502,702)

Change in operating assets and liabilities:

Decrease in receivables and other assets	240,429

Increase in accrued expenses and other payables	67,990

Net cash provided by operating activities	14,132,737

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(9,915,021)

Increase in payable for amount due custodian	12,617,284

Proceeds of TOB Trusts	31,665,000

Repayments of TOB Trusts	(48,500,000)

Net cash provided by (used in) financing activities	(14,132,737)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$7,721,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco California Value Municipal Income Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Years Ended			Year Ended	Year Ended
	August 31,		February 28,			February 29,	February 28,
	2023		2023	2022	2021	2020	2019

Net asset value per common share, beginning of period	$ 10.85		$ 12.87	$ 13.44	$ 13.90	$ 12.81	$ 13.00

Net investment income(a)	0.20		0.47	0.56	0.57	0.54	0.58

Net gains (losses) on securities (both realized and unrealized)	(0.05)		(1.99)	(0.56)	(0.48)	1.10	(0.16)

Total from investment operations	0.15		(1.52)	–	0.09	1.64	0.42

Less:
Dividends paid to common shareholders from net investment income	(0.21)		(0.47)	(0.57)	(0.55)	(0.52)	(0.59)

Return of capital	–		(0.03)	–	–	(0.03)	(0.02)

Total distributions	(0.21)		(0.50)	(0.57)	(0.55)	(0.55)	(0.61)

Net asset value per common share, end of period	$ 10.79		$ 10.85	$ 12.87	$ 13.44	$ 13.90	$ 12.81

Market value per common share, end of period	$ 9.27		$ 9.51	$ 11.71	$ 12.86	$ 12.60	$ 12.02

Total return at net asset value(b)	0.02%		(11.46)%	(0.07)%	1.08%	13.29%	3.81%

Total return at market value(c)	(0.43)%		(14.70)%	(4.98)%	6.70%	9.45%	6.77%

Net assets applicable to common shares, end of period (000’s omitted)	$516,895		$519,705	$616,125	$643,116	$665,098	$613,138

Portfolio turnover rate(d)	6%		30%	10%	20%	8%	14%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	3.93	%(e)	2.92%	1.43%	1.66%	2.26%	2.16%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.97	%(e)	0.99%	0.89%	0.92%	0.92%	0.98%

Without fee waivers and/or expense reimbursements	3.93	%(e)	2.92%	1.43%	1.66%	2.26%	2.16%

Ratio of net investment income to average net assets	3.52	%(e)	4.22%	4.09%	4.27%	4.08%	4.53%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$208,300		$208,300	$208,300	$208,300	$208,300	$208,300

Asset coverage per preferred share(f)	$348,149		$349,498	$395,787	$408,745	$419,298	$394,353

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco California Value Municipal Income Trust

Notes to Financial Statements
August 31, 2023
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco California Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed‑end management investment company.
The Trust’s investment objective is to seek to provide common shareholders with a high level of current income exempt from federal and California income taxes, consistent with preservation of capital.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution‑size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay‑in‑kind interest income and non‑cash dividend income received in the form of securities in‑lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex‑dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions – The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

20	Invesco California Value Municipal Income Trust

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period‑end date and before the date the financial statements are released to print.

H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.
Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

21	Invesco California Value Municipal Income Trust

K.
Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax‑free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Trust’s operations, universe of potential investment options, and return potential.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master sub‑advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub‑Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub‑Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub‑Adviser(s).
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2023, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub‑administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2023, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a‑7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a‑7. Pursuant to these procedures, for the six months ended August 31, 2023, the Trust engaged in securities purchases of $8,012,405.
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period‑end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust

22	Invesco California Value Municipal Income Trust

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $143,732,857 and 4.72%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year‑end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short‑Term	Long‑Term	Total

Not subject to expiration	$20,282,668	$15,934,153	$36,216,821

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2023 was $55,898,484 and $81,610,071, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period‑end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$19,793,105

Aggregate unrealized (depreciation) of investments	(41,335,223)

Net unrealized appreciation (depreciation) of investments	$(21,542,118)

Cost of investments for tax purposes is $881,110,796.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 28,
	2023	2023

Beginning shares	47,890,525	47,890,525

Shares issued through dividend reinvestment	–	–

Ending shares	47,890,525	47,890,525

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series 2015/6‑VCV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2023 the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/15/2012	1,883	12/02/2024	04/14/2022

06/01/2017	200	12/02/2024	04/14/2022

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2023, the dividend rate is equal to the SIFMA Index plus a spread of 0.95%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2023 were $208,300,000 and 4.23%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to

23	Invesco California Value Municipal Income Trust

certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period‑end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2023:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2023	$0.0320	September 15, 2023	September 29, 2023

October 2, 2023	$0.0320	October 16, 2023	October 31, 2023

24	Invesco California Value Municipal Income Trust

Approval of Investment Advisory and Sub‑Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Invesco California Value Municipal Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub‑Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub‑Advisers and the sub‑advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub‑advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub‑Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub‑Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub‑Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub‑advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub‑committees, as well as the information provided to the Board and its committees and sub‑committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub‑advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub‑advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow‑up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow‑up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub‑advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub‑advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub‑Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co‑Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage suck risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed‑end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non‑advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub‑Advisers under the sub‑advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub‑Advisers who provide these services. The Board noted the Affiliated Sub‑Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub‑Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub‑Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub‑advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub‑Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub‑Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub‑advisory contracts for the Fund, as no Affiliated Sub‑Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond California 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the first quintile for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being

25	Invesco California Value Municipal Income Trust

the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Board considered certain changes made to the Fund’s investment policies in June 2022. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub‑Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that there were only six funds (including the Fund) in the expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non‑portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund‑by‑fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers and the Affiliated Sub‑Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub‑Advisers pursuant to the sub‑advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub‑Advisers pursuant to the sub‑advisory contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most closed‑end funds do not have fund level breakpoints because closed‑end funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund‑by‑fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub‑Advisers are financially sound and have the resources necessary to perform their obligations under the sub‑advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

26	Invesco California Value Municipal Income Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco California Value Municipal Income Trust (the “Fund”) was held on August 3, 2023. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

			Votes
	Matters	Votes For	Withheld

(1).	Beth Ann Brown	37,285,910.55	1,320,268.42
	Joel W. Motley	37,352,494.82	1,253,684.15
	Teresa M. Ressel	37,269,566.96	1,336,612.01
(2).	Anthony J. LaCava, Jr.	2,083.00	0.00

27	Invesco California Value Municipal Income Trust

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N‑PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N‑PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/corporate/about‑us/esg. The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12‑month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811‑07404	VK‑CE‑CAVMI‑SAR‑1

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

As of August 31, 2023, the following individuals are jointly and primarily responsible for the day-to-day management of the Trust:

•	Mark Paris, Portfolio Manager, who has been responsible for the Trust since 2015 and has been associated with Invesco and/or its affiliates since 2010.

•

Michael Camarella, Portfolio Manager, who has been responsible for the Trust since 2021 and has been associated with Invesco and/or its affiliates since 2019. From 2003 to 2019, Mr. Camarella was associated with OppenheimerFunds, a global asset management firm.

•	Jack Connelly, Portfolio Manager, who has been responsible for the Trust since 2016 and has been associated with Invesco and/or its affiliates since 2016.

•

Scott Cottier, Portfolio Manager, who has been responsible for the Trust since 2021 and has been associated with Invesco and/or its affiliates since 2019. From 2002 to 2019, Mr. Cottier was associated with OppenheimerFunds, a global asset management firm.

•

Mark DeMitry, Portfolio Manager, who has been responsible for the Trust since 2021 and has been associated with Invesco and/or its affiliates since 2019. From 2001 to 2019, Mr. DeMitry was associated with OppenheimerFunds, a global asset management firm.

•	Tim O’Reilly, Portfolio Manager, who has been responsible for the Trust since 2016 and has been associated with Invesco and/or its affiliates since 2010.

•	John Schorle, Portfolio Manager, who has been responsible for the Trust since 2018 and has been associated with Invesco and/or its affiliates since 2010.

•	Julius Williams, Portfolio Manager, who has been responsible for the Trust since 2011 and has been associated with Invesco and/or its affiliates since 2010.

Portfolio Manager Fund Holdings and Information on Other Managed Accounts

Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The ‘Investments’ chart reflects the portfolio managers’ investments in the Fund(s) that they manage and includes investments in the Fund’s shares beneficially owned by a portfolio manager, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household). The ‘Assets Managed’ chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically noted. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

Investments

The following information is as of August 31, 2023 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Fund

Invesco California Value Municipal Income Trust
Mark Paris	None
Michael Camarella	None
Jack Connelly	None
Scott Cottier	None
Mark DeMitry	None
Tim O’Reilly	None
John Schorle	None
Julius Williams	None

Assets Managed

The following information is as of February 28, 2022 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Invesco California Value Municipal Income Trust
Mark Paris	26	$46,062.3	None	None	2	[1]	$224.1	[1]
Michael Camarella	7	$17,903.3	None	None	2		$869.0
Jack Connelly	14	$23,163.0	None	None	2	[1]	$224.1	[1]
Scott Cottier	7	$17,903.3	None	None	2		$869.0
Mark DeMitry	7	$17,903.3	None	None	2		$869.0
Tim O’Reilly	26	$46,081.7	None	None	2	[1]	$224.1	[1]
John Schorle	16	$23,202.5	None	None	2	[1]	$224.1	[1]
Julius Williams	26	$46.081.7	None	None	2	[1]	$224.1	[1]

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

•

The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•

The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•

The appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities. None of the Invesco Fund accounts managed have a performance fee.

•

In the case of a fund-of-funds arrangement, including where a portfolio manager manages both the investing Fund and an affiliated underlying fund in which the investing Fund invests or may invest, a conflict of interest may arise if the portfolio manager of the investing Fund receives material nonpublic information about the underlying fund. For example, such a conflict may restrict the ability of the portfolio manager to buy or sell securities of the underlying Fund, potentially for a prolonged period of time, which may adversely affect the Fund.

The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

[1]

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Description of Compensation Structure

For the Adviser and each Sub-Adviser

The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive cash bonus opportunity and a deferred compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the firm-wide bonus pool based upon progress against strategic objectives and annual operating plan, including investment performance and financial results. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.

Table 1

Sub-Adviser	Performance time period[2]
Invesco [3] Invesco Canada[3] Invesco Deutschland[3] Invesco Hong Kong[3] Invesco Asset Management[3] Invesco India[3] Invesco Listed Real Assets Division[3]	One-, Three- and Five-year performance against Fund peer group

Invesco Senior Secured3, [4] Invesco Capital3,[5]	Not applicable

Invesco Japan	One-, Three- and Five-year performance

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

With respect to Invesco Capital, there is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

[2]	Rolling time periods based on calendar year-end.
[3]	Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four-year period.
[4]	Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.
[5]	Portfolio Managers for Invesco Capital base their bonus on Invesco results as well as overall performance of Invesco Capital.

Deferred / Long Term Compensation. Portfolio managers may be granted a deferred compensation award based on a firm-wide bonus pool approved by the Compensation Committee of Invesco Ltd. Deferred compensation awards may take the form of annual deferral awards or long-term equity awards. Annual deferral awards may be granted as an annual stock deferral award or an annual fund deferral award. Annual stock deferral awards are settled in Invesco Ltd. common shares. Annual fund deferral awards are notionally invested in certain Invesco Funds selected by the Portfolio Manager and are settled in cash. Long-term equity awards are settled in Invesco Ltd. common shares. Both annual deferral awards and long-term equity awards have a four-year ratable vesting schedule. The vesting period aligns the interests of the Portfolio Managers with the long-term interests of clients and shareholders and encourages retention.

Retirement and health and welfare arrangements. Portfolio managers are eligible to participate in retirement and health and welfare plans and programs that are available generally to all employees.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 17, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 17, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco California Value Municipal Income Trust

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 6, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 6, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 6, 2023